Finance and investment income, finance costs and revaluation and retranslation of financial instruments (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Finance and investment income, finance costs and revaluation and retranslation of financial instruments [Abstract]
Income from equity investments	£ 20.1	£ 5.0
Interest income	35.4	25.1
Finance income	55.5	30.1
Interest payable and similar charges	98.9	101.5
Interest expense related to lease liabilities	46.0	45.7
Finance costs	144.9	147.2
Movements in fair value of treasury instruments	1.9	4.7
Premium on the early repayment of bonds	0.0	(13.1)
Revaluation of investments held at fair value through profit or loss	9.0	30.5
Revaluation of put options over non-controlling interests	19.6	(44.4)
Revaluation of payments due to vendors (earnout agreements)	(1.1)	(9.4)
Retranslation of financial instruments	3.7	19.6
Revaluation and retranslation of financial instruments	£ 33.1	£ (12.1)